Consolidated Balance Sheets - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 0	$ 500,000
Accounts receivable	88,000,000	70,000,000
Risk management	8,400,000	11,300,000
Prepaid expenses and other	12,000,000	12,800,000
Assets held for sale	383,700,000	0
Total current assets	492,100,000	94,600,000
Non-current
Property, plant and equipment	1,349,200,000	1,944,000,000
Risk management	0	1,000,000
Deferred income tax	273,300,000	210,800,000
Total non-current assets	1,622,500,000	2,155,800,000
Total assets	2,114,600,000	2,250,400,000
Current
Bank overdraft	500,000	0
Accounts payable and accrued liabilities	175,800,000	193,500,000
Current portion of long-term debt	3,000,000	2,000,000
Current portion of lease liabilities	2,100,000	1,900,000
Current portion of provisions	20,400,000	32,100,000
Risk management	1,300,000	500,000
Liabilities related to assets held for sale	72,200,000	0
Total current liabilities	275,300,000	230,000,000
Non-current
Long-term debt	332,400,000	218,000,000
Lease liabilities	4,500,000	6,100,000
Provisions	96,000,000	149,900,000
Other non-current liabilities	600,000	2,600,000
Total liabilities	708,800,000	606,600,000
Shareholders' equity
Shareholders' capital	2,135,200,000	2,175,100,000
Other reserves	108,600,000	104,100,000
Deficit	(838,000,000)	(635,400,000)
Total shareholders' equity	1,405,800,000	1,643,800,000
Total liabilities and shareholders' equity	$ 2,114,600,000	$ 2,250,400,000